Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Beginning balance	$ 1,454
Additions through acquisitions		$ 1,454
Additions based on tax positions related to the current year	566
Additions for tax positions of prior years	827
Reductions due to settlements with taxing authorities	(9)
Ending balance	$ 2,838	$ 1,454